Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date	rr_ProspectusDate	Nov. 01, 2012
Supplement [Text Block]	jpmt44_SupplementTextBlock

JPMORGAN U.S. EQUITY FUNDS

JPMorgan Multi-Cap Market Neutral Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated February 28, 2013

to the Prospectuses dated November 1, 2012, as supplemented

The Board of Trustees of JPMorgan Trust II (the Trust) has approved changes to the investment strategy and process of the JPMorgan Multi-Cap Market Neutral Fund, in connection with a change in the Fund’s portfolio management. In addition, changes will be made to the Fund’s expense caps. These changes, as set forth below, will become effective immediately (the Effective Date).

Expense Cap Change. On the Effective Date, the table of the “Annual Fund Operating Expenses” will be replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	1.25%	1.25%	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	1.82	1.83	1.82	1.82
Dividend Expenses on Short Sales	1.38	1.38	1.38	1.38
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.19	0.20	0.19	0.19
Acquired Fund Fees and Expenses	0.02	0.02	0.02	0.02

Total Annual Fund Operating Expenses	3.34	3.85	3.84	3.09
Fee Waivers and Expense Reimbursements[1]	(0.44)	(0.45)	(0.44)	(0.44)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	2.90	3.40	3.40	2.65

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, Dividend Expenses on Short Sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceeds 1.50%, 2.00%, 2.00% and 1.25% respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

On the Effective Date, the “Example” will be replaced with the following:

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	803	1,460	2,139	3,937
CLASS B SHARES ($)	843	1,434	2,144	3,941
CLASS C SHARES ($)	443	1,132	1,940	4,043
SELECT CLASS SHARES ($)	268	913	1,582	3,371

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	803	1,460	2,139	3,937
CLASS B SHARES ($)	343	1,134	1,944	3,941
CLASS C SHARES ($)	343	1,132	1,940	4,043
SELECT CLASS SHARES ($)	268	913	1,582	3,371

Investment Strategy Change. On the Effective Date, the following will replace the disclosure in the “What are the Fund’s main investment strategies?” section of the prospectus:

The Fund attempts to neutralize exposure to general domestic market risk by primarily investing in common stocks that the Fund’s adviser considers to be attractive and ‘short selling’ stocks that the adviser considers to be unattractive. The Fund uses a multi-style approach, meaning that it may invest across different industries, sectors and capitalization levels targeting both value-and growth-oriented domestic companies. The Fund intends to maintain approximately equal value exposure in its long and short positions in order to offset the effects on its performance resulting from general domestic stock market movements or sector swings. By using this strategy, the Fund seeks to generate returns independent of the direction of the stock market. In implementing its main strategies, the Fund’s investments are primarily in common stocks and real estate investment trusts (REITs).

When the Fund makes a short sale, the Fund borrows the security in order to settle the sale and buys the security at a later date to return to the lender. The Fund must maintain collateral at least equal to the current market value of the security sold short.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to gain or reduce exposure to its index, maintain liquidity and minimize transaction costs. In managing cash flows, the Fund buys futures contracts to invest incoming cash in the market or sells futures contracts in response to cash outflows, thereby gaining market exposure to the index while maintaining a cash balance for liquidity.

Investment Process. In determining whether a stock is attractive or unattractive, the adviser uses a proprietary stock selection model that collects quantitative and fundamental investment data designed to evaluate the relative attractiveness of stocks. The stock selection model considers valuation factors such as price-to-cash flow, as well as accounting data concerning an issuer’s fundamentals.

The Fund seeks to enhance return by purchasing long positions in stocks that are ranked the highest by the model and selling short stocks that are ranked the lowest.

The Fund may achieve a gain if the securities in its long portfolio outperform the securities in its short portfolio, each taken as a whole. Conversely, it is expected that the Fund will incur a loss if the securities in its short portfolio outperform the securities in its long portfolio.

Investment Strategy Risk. On the Effective Date, the following will be added to the disclosure in the “The Fund’s Main Investment Risks” section of the prospectus:

Derivative Risk. Derivatives, including futures, may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund, will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

A, B, C, Select Shares | JPMorgan Multi-Cap Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt44_SupplementTextBlock

JPMORGAN U.S. EQUITY FUNDS

JPMorgan Multi-Cap Market Neutral Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated February 28, 2013

to the Prospectuses dated November 1, 2012, as supplemented

The Board of Trustees of JPMorgan Trust II (the Trust) has approved changes to the investment strategy and process of the JPMorgan Multi-Cap Market Neutral Fund, in connection with a change in the Fund’s portfolio management. In addition, changes will be made to the Fund’s expense caps. These changes, as set forth below, will become effective immediately (the Effective Date).

Expense Cap Change. On the Effective Date, the table of the “Annual Fund Operating Expenses” will be replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	1.25%	1.25%	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	1.82	1.83	1.82	1.82
Dividend Expenses on Short Sales	1.38	1.38	1.38	1.38
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.19	0.20	0.19	0.19
Acquired Fund Fees and Expenses	0.02	0.02	0.02	0.02

Total Annual Fund Operating Expenses	3.34	3.85	3.84	3.09
Fee Waivers and Expense Reimbursements[1]	(0.44)	(0.45)	(0.44)	(0.44)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	2.90	3.40	3.40	2.65

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, Dividend Expenses on Short Sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceeds 1.50%, 2.00%, 2.00% and 1.25% respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

On the Effective Date, the “Example” will be replaced with the following:

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	803	1,460	2,139	3,937
CLASS B SHARES ($)	843	1,434	2,144	3,941
CLASS C SHARES ($)	443	1,132	1,940	4,043
SELECT CLASS SHARES ($)	268	913	1,582	3,371

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	803	1,460	2,139	3,937
CLASS B SHARES ($)	343	1,134	1,944	3,941
CLASS C SHARES ($)	343	1,132	1,940	4,043
SELECT CLASS SHARES ($)	268	913	1,582	3,371

Investment Strategy Change. On the Effective Date, the following will replace the disclosure in the “What are the Fund’s main investment strategies?” section of the prospectus:

The Fund attempts to neutralize exposure to general domestic market risk by primarily investing in common stocks that the Fund’s adviser considers to be attractive and ‘short selling’ stocks that the adviser considers to be unattractive. The Fund uses a multi-style approach, meaning that it may invest across different industries, sectors and capitalization levels targeting both value-and growth-oriented domestic companies. The Fund intends to maintain approximately equal value exposure in its long and short positions in order to offset the effects on its performance resulting from general domestic stock market movements or sector swings. By using this strategy, the Fund seeks to generate returns independent of the direction of the stock market. In implementing its main strategies, the Fund’s investments are primarily in common stocks and real estate investment trusts (REITs).

When the Fund makes a short sale, the Fund borrows the security in order to settle the sale and buys the security at a later date to return to the lender. The Fund must maintain collateral at least equal to the current market value of the security sold short.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to gain or reduce exposure to its index, maintain liquidity and minimize transaction costs. In managing cash flows, the Fund buys futures contracts to invest incoming cash in the market or sells futures contracts in response to cash outflows, thereby gaining market exposure to the index while maintaining a cash balance for liquidity.

Investment Process. In determining whether a stock is attractive or unattractive, the adviser uses a proprietary stock selection model that collects quantitative and fundamental investment data designed to evaluate the relative attractiveness of stocks. The stock selection model considers valuation factors such as price-to-cash flow, as well as accounting data concerning an issuer’s fundamentals.

The Fund seeks to enhance return by purchasing long positions in stocks that are ranked the highest by the model and selling short stocks that are ranked the lowest.

The Fund may achieve a gain if the securities in its long portfolio outperform the securities in its short portfolio, each taken as a whole. Conversely, it is expected that the Fund will incur a loss if the securities in its short portfolio outperform the securities in its long portfolio.

Investment Strategy Risk. On the Effective Date, the following will be added to the disclosure in the “The Fund’s Main Investment Risks” section of the prospectus:

Derivative Risk. Derivatives, including futures, may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund, will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE